Other Investments (Details) - Schedule of Equity Investments Designated - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Investments designated as FVTOCI
Equity investments designated as FVTOCI	$ 609	$ 983
Investments designated as FVTPL
Equity investments designated as FVTPL	45,645	14,557
Total	46,254	15,540
Public companies [Member]
Investments designated as FVTOCI
Equity investments designated as FVTOCI	547	918
Investments designated as FVTPL
Equity investments designated as FVTPL	42,488	11,396
Private companies [Member]
Investments designated as FVTOCI
Equity investments designated as FVTOCI	62	65
Investments designated as FVTPL
Equity investments designated as FVTPL	$ 3,157	$ 3,161